UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			November 13 2003

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:		901,542


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      14475      318,483     SH     SOLE           318,483
American Capital Strategies          COMM          029370104       7458      300,000     SH     SOLE           300,000
Agnico-Eagle Mines LTD.              COMM          008474108      23462    1,898,200     SH     SOLE         1,898,200
AMN Healthcare Services, Inc.        COMM          001744101      72601    4,470,500     SH     SOLE         4,470,500
AutoImmune Inc.                      COMM          052776101       1408    1,042,800     SH     SOLE         1,042,800
Allied Capital Corp.                 COMM          01903Q108       6762      275,000     SH     SOLE           275,000
Ascential Software Corporation       COMM          04362P207      30907    1,667,917     SH     SOLE         1,667,917
Activision, Inc.                     COMM          004930202      18029    1,506,168     SH     SOLE         1,506,168
Berkshire Hathaway Inc. Class B      COMM          084670207      62712       25,125     SH     SOLE            25,125
Cross Country Healthcare, Inc.       COMM          227483104      25953    1,853,793     SH     SOLE         1,853,793
3COM Corp.                           COMM          885535104        512       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      16425      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109       2697       70,392     SH     SOLE            70,392
Devon Energy Corporation             COMM          25179M103       4807       99,748     SH     SOLE            99,748
EMC Corporation                      COMM          268648102      44205    3,500,000     SH     SOLE         3,500,000
Fairmont Hotels & Resorts            COMM          305204109      11186      434,400     SH     SOLE           434,400
Hanover Compressor                   COMM          410768105      33174    3,350,900     SH     SOLE         3,350,900
i2 Technologies, Inc.                COMM          465754109        209      164,800     SH     SOLE           164,800
Martek Biosciences Corporation       COMM          572901106     143139    2,719,719     SH     SOLE         2,719,719
Novastar Financial Inc.              COMM          669947400       8908      155,000     SH     SOLE           155,000
National Semiconductor Corp.         COMM          637640103       1899       58,822     SH     SOLE            58,822
Neose Technologies                   COMM          640522108      30975    3,312,859     SH     SOLE         3,312,859
Omnivision Technologies              COMM          682128103      34401      815,000     SH     SOLE           815,000
Occidental Petroleum Corp.           COMM          674599105      44383    1,259,800     SH     SOLE         1,259,800
Palm One, Inc.                       COMM          69713P107        124        6,424     SH     SOLE             6,424
Prepaid Legal Services, Inc.         COMM          740065107       9368      400,000     SH     SOLE           400,000
Proquest Company                     COMM          74346P102      15780      600,000     SH     SOLE           600,000
Persistence Software, Inc.           COMM          715329207        782      146,530     SH     SOLE           146,530
PYR Energy Corporation               COMM          693677106       1417    3,634,000     SH     SOLE         3,634,000
Symbol Technologies                  COMM          871508107      50612    4,235,300     SH     SOLE         4,235,300
San Juan Basin Royalty Tr            COMM          798241105       5120      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      41526    1,347,800     SH     SOLE         1,347,800
Usana Health Science Inc.            COMM          90328M107      10401      212,400     SH     SOLE           212,400
VIVUS, Inc.                          COMM          928551100         36       10,300     SH     SOLE            10,300
Cimarex Energy Co.                   COMM          171798101      38886    1,984,000     SH     SOLE         1,984,000
XM Satellite Radio Holdings-Class A  COMM          983759101      72153    4,655,000     SH     SOLE         4,655,000
Zymogenetics Inc.                    COMM          98985T109      14650    1,000,000     SH     SOLE         1,000,000

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11/13/03-EDGAR FILING Form 13F